Note 13 - Net Periodic Pension Cost (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Service cost	¥ 648,944	¥ 573,956	¥ 542,584
Interest cost	67,525	73,902	45,418
Expected return on plan assets	(87,909)	(63,037)	(48,303)
Amortization of transition obligation	365	369	¥ 369
Amortization of actuarial gain	(2,971)	(2,782)
Net periodic pension cost	¥ 625,954	¥ 582,408	¥ 540,068